ACCOUNTS RECEIVABLE - NET (Tables)	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Accounts Receivable Net	Accounts receivable consist of the following:

	December 31
(in US$ thousands)	2023	2022
Accounts receivable	$229	$200
Less: Allowance for doubtful accounts	(2)	(1)
	$227	$199

Summary of Changes in Allowance for Doubtful Accounts

The following is a summary of the changes in our Company’s allowance for doubtful accounts during the years ended December 31, 2023, 2022 and 2021:

(in US$ thousands)	2023	2022	2021
Balance at beginning of year	$1	$2	$1
Additions: Bad debt expense	7	2	7
Less: Write-off	(6)	(3)	(6)
Translation adjustment	—	—	—
Balance at end of year	$2	$1	$2